Related Party Transactions - Schedule of Related Party Balances (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fengqi (Beijing) Zhineng Technology Co., Ltd. [Member]
Schedule of Related Party Balances [Line Items]
Cost of revenues	[1]		$ 8,480	$ 11,830
Related Party [Member]
Schedule of Related Party Balances [Line Items]
Cost of revenues			$ 8,480	$ 11,830

[1]	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd. hardware of nil, $8,480 and $11,830 for years ended December 31, 2024, 2023 and 2022, respectively.